Cover Page	9 Months Ended
Oct. 31, 2021
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Core & Main, Inc.
Entity Central Index Key	0001856525
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false